Segment and Geographic Information - Summary of Net Sales and Property and Equipment by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Aug. 25, 2017		May 26, 2017	Feb. 24, 2017	[2]	Nov. 25, 2016	Aug. 26, 2016	May 27, 2016	Feb. 26, 2016	Nov. 27, 2015	Aug. 25, 2017		Aug. 26, 2016		Aug. 28, 2015
Segment Reporting Information [Line Items]
Net sales	$ 223,019	[1]	$ 206,974	$ 171,954		$ 159,344	$ 146,201	$ 149,609	$ 116,961	$ 121,652	$ 761,291	[3]	$ 534,423	[3]	$ 643,469	[3]
Property and equipment, net	55,182						57,600				55,182		57,600
U.S.
Segment Reporting Information [Line Items]
Net sales											140,188		104,788		124,560
Property and equipment, net	3,110						2,908				3,110		2,908
Brazil
Segment Reporting Information [Line Items]
Net sales											398,385		245,503		336,442
Property and equipment, net	44,180						44,339				44,180		44,339
Asia
Segment Reporting Information [Line Items]
Net sales											174,644		141,811		137,769
Europe
Segment Reporting Information [Line Items]
Net sales											26,293		24,502		26,238
Other Americas
Segment Reporting Information [Line Items]
Net sales											21,781		17,819		$ 18,460
Malaysia
Segment Reporting Information [Line Items]
Property and equipment, net	5,049						6,722				5,049		6,722
Other
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,843						$ 3,631				$ 2,843		$ 3,631

[1]	Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.
[2]	Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.
[3]	Includes sales to affiliates of $73,455, $38,817 and $96,996 in fiscal 2017, 2016 and 2015, respectively (see Note 3).